EQUITY - BBUC Exchangeable Shares (Details)	12 Months Ended
Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Number of shares issued, opening balance (in shares)	0
Special Distribution (in shares)	73,088,510
Number of shares issued, closing balance (in shares)	72,955,585
BBUC exchangeable shares
Disclosure of classes of share capital [line items]
Converted to class C / LP units (in shares)	(80,425)
Limited partners
Disclosure of classes of share capital [line items]
Number of shares issued, opening balance (in shares)	77,085,493
Converted to class C / LP units (in shares)	(52,500)
Number of shares issued, closing balance (in shares)	74,612,503